FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Equity Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

Institutional Account Name	Company Name	Ticker	Provider Security ID	Meeting Date	Proponent	Proposal Text	Management Recommendation	Vote Instruction	Vote Cast “For” or “Against” Mgmt
Nuveen Global Equity Income Fund	Companhia Saneamento Basico do Estado de Sao Paulo - SABESP	SBSP3	20441A102	28-Jul-16	Management	Fix Number of Directors	For	For	For
Nuveen Global Equity Income Fund	Companhia Saneamento Basico do Estado de Sao Paulo - SABESP	SBSP3	20441A102	28-Jul-16	Management	Elect Director	For	For	For
Nuveen Global Equity Income Fund	Companhia Saneamento Basico do Estado de Sao Paulo - SABESP	SBSP3	20441A102	28-Jul-16	Management	Rectify Remuneration of Company’s Management and Fiscal Council Members Previously Approved at the April 29, 2016, AGM	For	For	For
Nuveen Global Equity Income Fund	ABN AMRO Group N.V.	ABN	N0162C102	12-Aug-16	Management	Open Meeting			Against
Nuveen Global Equity Income Fund	ABN AMRO Group N.V.	ABN	N0162C102	12-Aug-16	Management	Verbal Introduction and Motivation by J.B.J. Stegmann			Against
Nuveen Global Equity Income Fund	ABN AMRO Group N.V.	ABN	N0162C102	12-Aug-16	Management	Elect J.B.J. Stegmann to Supervisory Board	For	For	For
Nuveen Global Equity Income Fund	ABN AMRO Group N.V.	ABN	N0162C102	12-Aug-16	Management	Close Meeting			Against

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Global Equity Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 29, 2017